LINE OF CREDIT (Q3) (Textuals) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Line of Credit Facility [Line Items]
Deferred financing costs			$ 90		$ 90
Line of credit, net			7,021		7,021		$ 7,119	$ 4,000
Line of credit facility amount available under line of credit			5,000		5,000
Interest expense			188	$ 180	601	$ 403	600	$ 302	$ 257
Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest rate	3.75%
Heritage Bank of Commerce
Line of Credit Facility [Line Items]
Line of credit, gross			7,000		7,000		7,100
Debt issuance costs			90		90
Line of credit, net			7,000		7,000
Revolving line of credit facility | Heritage Bank of Commerce | Loan and Security Agreement
Line of Credit Facility [Line Items]
Maximum limit of amount under line of credit		$ 12,000					$ 12,000
Line of credit facility, basis of measurement							Federal Reserves' Prime
Percentage of interest rate above prime rate		2.25%					2.25%
Line of credit, net		$ 12,000					$ 7,200
Line of credit facility amount available under line of credit							$ 4,800
Interest expense			$ 100		$ 300